Gold loan payable and gold in trust (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of gold loan payable

	December 31, 2023	December 31, 2022
Gold loan payable – opening balance	$3,929,015	$3,227,545
Accrued interest expense	353,372	314,024
Accrued standby fees	10,377	9,416
Accretion expense	176,960	144,868
Foreign exchange difference	(98,178)	233,162
Gold loan payable	$4,371,546	$3,929,015

Derivative financial liabilities – opening balance	$306,084	$391,620
Change in fair value through profit & loss	(191,732)	(110,177)
Foreign exchange difference	(5,522)	24,641
Derivative financial liabilities	$108,830	$306,084

Schedule of gold in trust

	December 31, 2023		December 31, 2022
	Ounces	$	Ounces	$
Gold in trust, opening balance	397	974,397	397	915,995
Sale of gold in trust	-	-	-	-
Gain on sale	-	-	-	-
Change in fair value through profit & loss	-	132,895	-	(6,518)
Foreign exchange difference	0	(24,491)	0	64,920
	397	1,082,801	397	974,397